Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Segment revenues:
Revenues		¥ 2,678,659	¥ 2,369,202		¥ 2,174,283
Segment profits:
Total segment profits		329,224	287,741		256,829
Gains related to assets or liabilities of certain VIEs		63,419	57,867		20,575
Discontinued operations, pre-tax		0	0		(463)	[1]
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect		432	819		4,970
Income before Income Taxes and Discontinued Operations		424,965	391,302	[2]	344,017	[2]
Segment assets:
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(59,227)	(60,071)		(72,326)		¥ (84,796)
Trade Notes, Accounts and Other Receivable		283,427	294,638
Other corporate assets		1,363,263	1,352,786
Assets of certain VIEs	[3]	951,403	981,832	[4]
Assets		11,231,895	10,992,918		11,439,874
Operating Segment
Segment revenues:
Revenues		2,685,194	2,379,004		2,185,312
Segment profits:
Total segment profits		420,837	380,110		336,542
Discontinued operations, pre-tax					(463)
Segment assets:
Assets		8,956,872	8,972,449		9,170,249
Corporate, Non-Segment
Segment revenues:
Revenues		9,244	9,230		6,531
Segment profits:
Corporate losses		(3,634)	(5,261)		(15,638)
Gains related to assets or liabilities of certain VIEs		75	5,632		3,267
Discontinued operations, pre-tax		0	0		(463)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect		7,687	10,821		20,309
Segment assets:
Cash and cash equivalents, restricted cash		1,133,212	811,399		913,079
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(59,227)	(60,071)		(72,326)
Trade Notes, Accounts and Other Receivable		283,427	294,638		348,404
Other corporate assets		672,562	700,612		785,882
Assets of certain VIEs		245,049	273,891		294,586
Corporate, Non-Segment | Segment, Discontinued Operations
Segment revenues:
Revenues		0	0		(2,214)
Corporate, Non-Segment | Variable Interest Entities
Segment revenues:
Revenues		4,513	5,455		6,356
Intersegment Eliminations
Segment revenues:
Revenues		¥ (20,292)	¥ (24,487)		¥ (21,702)

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2015 was net gain of ¥362 million.
[2]	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.
[3]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[4]	The amounts as of March 31, 2016 were disclosed according to ASC 810 ("Consolidation") before amendment, and were not adjusted to reflect the Accounting Standards Update 2015-02 ("Amendments to the Consolidation Analysis"-ASC 810 ("Consolidation")).